SHAREHOLDERS' EQUITY (Narrative) (Details) (TAT Technologies Ltd [Member]) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 22, 2012 USD ($)	Apr. 22, 2012 ILS
Shareholders Equity [Line Items]
Cash dividend paid		$ 2,500	9,400
Cash dividend declared, value per share						$ 0.283	1.065
Cash dividend declared, declaration date	Apr. 22, 2012
Cash dividend declared, record date	May 03, 2012
Cash dividend declared, payment date	May 17, 2012